Schedule I - Additional Financial Information of Parent Company	12 Months Ended
Dec. 31, 2024
Additional information [abstract]
Schedule I - Additional Financial Information of Parent Company

Schedule I - Additional financial information of parent company

APOLLOMICS INC.

Condensed Statement of Loss and Other Comprehensive Loss

(All amounts in thousands of $)

	Years ended December 31,
	2022	2023	2024
Other income	$112	$49	$1,343
Fair value change of financial assets at FVTPL	323	821	198
Fair value change of financial liabilities at FVTPL	—	1,597	222
Fair value change of convertible preferred shares	(189,646)	(76,430)	—
Research and development expenses	(992)	(7,772)	(5,847)
Administrative expenses	(1,982)	(13,215)	(12,072)
Finance costs	—	(28)	(36)
Other expense	(5,532)	(46,003)	(137)
Share of loss in subsidiaries	(43,094)	(31,610)	(37,270)
Loss before taxation	(240,811)	(172,591)	(53,599)
Income tax expense	—	(10)	(259)
Loss and total comprehensive loss for the year, attributable to owners of the Company	$(240,811)	$(172,601)	$(53,858)

Schedule I - Additional financial information of parent company

APOLLOMICS INC.

Condensed Statements of Financial Position

(All amounts in thousands of $)

	As of December 31,
	2023	2024
Non-current assets
Assets	$1,759	$1,737
Amount due from subsidiaries	70,103	4,716
Total non-current assets	71,862	6,453
Current assets
Deposits, prepayments and deferred expenses	630	159
Financial assets at FVTPL	5,761	—
Cash and cash equivalents	2,330	6,486
Total current assets	8,721	6,645
Total assets	80,583	13,098
Current liabilities
Other payables and accruals	366	—
Total current liabilities	366	—
Net current assets	8,355	6,645
Total assets less current liabilities	80,217	13,098
Non-current liabilities
Warrant liabilities	330	102
Deficit in subsidiaries	38,653	8,132
Total non-current liabilities	38,983	8,234
Net assets (liabilities)	$41,234	$4,864
Equity
Share capital	9	11
Share premium	661,474	666,528
Reserves	26,716	39,148
Accumulated losses	(646,965)	(700,823)
	$41,234	$4,864

Schedule I - Additional financial information of parent company

APOLLOMICS INC.

Condensed Statements of Cash Flows

(All amounts in thousands of $)

	Years ended December 31,
	2022	2023	2024
OPERATING ACTIVITIES
Loss before taxation	$(240,811)	$(172,591)	$(53,599)
Adjustments for:
Share of loss in subsidiaries	43,094	31,610	37,270
Interest income	(112)	(49)	(198)
Amortization of intangible assets	20	20	20
Fair value change of financial assets at FVTPL	(323)	(821)	(222)
Fair value change of financial liabilities at FVTPL	—	(1,597)	—
Fair value change of convertible preferred shares	189,646	76,430	—
IFRS 2 listing expense	—	45,524	—
Portion of PIPE issuance costs allocated to PIPE warrants	—	38	—
Share-based payment expenses	818	12,685	10,926
Non-cash adjustments to other expenses	(2,563)	2,484	—
Operating cash flows before movements in working capital	(10,231)	(6,267)	(5,803)
(Increase)/decrease in deposits, prepayments and deferred expenses	2,812	(630)	316
Increase/(decrease) in other payables and accruals	859	(2,620)	666
NET CASH USED IN OPERATIONS	(6,560)	(9,517)	(4,821)
Taxation paid	—	(10)	—
NET CASH USED IN OPERATING ACTIVITIES	(6,560)	(9,527)	(4,821)
INVESTING ACTIVITIES
Interest received	112	49	198
Investment in subsidiaries	(25,926)	(8,042)	(19,454)
Advance to subsidiaries	(2,013)	—	(2,006)
Repayment from subsidiaries	2,135	457	19,429
Proceeds from disposal of financial asset at FVTPL	5,000	13,307	5,761
NET CASH (USED IN) PROVIDED BY INVESTING ACTIVITIES	(20,692)	5,771	3,928
FINANCING ACTIVITIES
Proceeds from PIPE Financing, net of transaction costs	—	—	5,049
Proceeds from issue of shares upon exercise of share options	392	85	—
NET CASH FROM (USED IN) FINANCING ACTIVITIES	392	85	5,049
NET INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	(26,860)	(3,671)	4,156
CASH AND CASH EQUIVALENTS AT THE BEGINNING OF THE YEAR	32,861	6,001	2,330
CASH AND CASH EQUIVALENTS AT THE END OF THE YEAR	$6,001	$2,330	$6,486

Schedule I - Additional financial information of parent company

APOLLOMICS INC.

Notes to the condensed Financial Information of Parent Company

1. Schedule I has been provided pursuant to the requirements of Rule12-04(a) and 5-04(c) of Regulation S-X, which require condensed financial information as to the financial position, changes in financial position and results of operations of a parent company as of the same dates and for the same periods for which audited consolidated financial statements have been presented when the restricted net assets of consolidated subsidiaries exceed 25 percent of consolidated net assets as of the end of the most recently completed fiscal year.

2. The condensed financial information has been prepared using the same accounting policies as set out in the consolidated financial statements except that the equity method has been used to account for investments in its subsidiaries. For the purpose of this Schedule I, Apollomics Inc., as the parent company, records its investments in subsidiaries under the equity method of accounting in accordance with International Accounting Standards 27 Separate Financial Statements, as issued by the International Accounting Standards Board. Such investments are presented on the Condensed Statements of Financial Position as “Investment in subsidiaries”. Ordinarily under the equity, an investor in an equity method investee would cease to recognize its share of the losses of an investee once the carrying value of the investment has been reduce to nil absent an undertaking by the investor to provide continuing support and fund losses. For the purpose of this Schedule I, the parent company has continued to reflect its share, based on its proportionate interest, of the losses of subsidiaries in investment in subsidiaries regardless of the carrying value of the investment in subsidiaries even though the parent company is not obligated to provide continuing support or fund losses. The excess amount is recorded as “Deficit in subsidiaries” on the Condensed Statements of Financial Position.

3. Certain information and footnote disclosures normally included in financial statements prepared in accordance with IFRS have been condensed or omitted. The footnote disclosures provide certain supplemental information relating to the operations of the Company and, as such, these statements should be read in conjunction with the notes to the accompanying consolidated financial statements.

4. As of December 31, 2023 and 2024, there were no material contingencies, significant provisions of long-term obligations, mandatory dividend or guarantees of Apollomics Inc.